STATEMENT OF INVESTMENTS
BNY Mellon Floating Rate Income Fund

November 30, 2021 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 8.9%
Automobiles & Components - .1%
Standard Profil Automotive GmbH, Sr. Scd. Bonds	EUR	6.25	4/30/2026	843,000	[b]	753,842
Chemicals - .5%
Iris Holdings, Sr. Unscd. Notes		8.75	2/15/2026	1,370,000	[b,c]	1,383,131
Kobe US Midco 2, Sr. Unscd. Notes		9.25	11/1/2026	1,146,000	[b,c]	1,145,908
Olympus Water US Holding, Sr. Unscd. Notes		6.25	10/1/2029	1,660,000	[b]	1,595,667
					4,124,706
Collateralized Loan Obligations Debt - 3.0%
Arbour CLO, Ser. 7A, CI. E, 3 Month EURIBOR +6.40%	EUR	6.40	3/15/2033	1,000,000	[b,d]	1,116,833
Ares European XII CLO, Ser. 12A, Cl. E, 3 Month EURIBOR +6.10%	EUR	6.10	4/20/2032	1,450,000	[b,d]	1,620,050
Babson Euro CLO, Ser. 2014-2A, Cl. FR, 3 Month EURIBOR +7.00%	EUR	7.00	11/25/2029	2,000,000	[b,d]	2,180,371
Barings I CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR +5.50%		5.62	4/15/2031	2,900,000	[b,d]	2,762,143
Barings III CLO, Ser. 2019-3A, Cl. ER, 3 Month LIBOR +6.70%		6.83	4/20/2031	1,000,000	[b,d]	994,382
Battalion XVI CLO, Ser. 2019-16A, Cl. ER, 3 Month LIBOR +6.75%		6.60	12/19/2032	2,000,000	[b,d,e]	2,001,000
Euro-Galaxy VII CLO, Ser. 2019-7A, Cl. ER, 3 Month EURIBOR +6.20%	EUR	6.20	7/25/2035	1,175,000	[b,d]	1,294,651
KKR 23 CLO, Ser. 23, Cl. E, 3 Month LIBOR +6.00%		6.13	10/20/2031	2,000,000	[b,d]	1,925,768
KKR 26 CLO, Ser. 26, Cl. ER, 3 Month LIBOR +7.15%		7.27	10/15/2034	1,000,000	[b,d]	981,556
Madison Park Funding XXX CLO, Ser. 2018-30A, Cl. D, 3 Month LIBOR +2.50%		2.62	4/15/2029	765,000	[b,d]	755,635
Neuberger Berman Loan Advisers 24 CLO, Ser. 2017-24A, Cl. E, 3 Month LIBOR +6.02%		6.14	4/19/2030	1,000,000	[b,d]	988,611
OZLM VI CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		6.17	4/17/2031	2,000,000	[b,d]	1,869,922
St. Pauls CLO, Ser. 11-A, Cl. E, 3 Month EURIBOR +6.00%	EUR	6.00	1/17/2032	1,000,000	[b,d]	1,109,453
Trimaran CAVU CLO, Ser. 2019-1A, CI. E, 3 Month LIBOR +7.04%		7.17	7/20/2032	2,840,000	[b,d]	2,766,382
York 1 CLO, Ser. 2014-1A, Cl. DRR, 3 Month LIBOR +3.01%		3.14	10/22/2029	570,000	[b,d]	570,368
					22,937,125

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 8.9% (continued)
Commercial & Professional Services - .5%
APX Group, Gtd. Notes		5.75	7/15/2029	1,000,000	[b]	976,700
Team Health Holdings, Gtd. Notes		6.38	2/1/2025	1,550,000	[b,f]	1,360,311
Verisure Midholding, Gtd. Notes	EUR	5.25	2/15/2029	1,650,000	[b]	1,894,830
					4,231,841
Consumer Discretionary - 2.0%
Allen Media, Gtd. Notes		10.50	2/15/2028	1,650,000	[b]	1,762,051
Carnival, Gtd. Bonds	EUR	7.63	3/1/2026	525,000	[b]	624,547
Carnival, Gtd. Notes		6.00	5/1/2029	1,847,000	[b]	1,798,516
Deuce Finco, Sr. Scd. Bonds, 3 Month EURIBOR +4.75%	EUR	4.75	6/15/2027	2,000,000	[b,d]	2,255,067
Everi Holdings, Gtd. Notes		5.00	7/15/2029	1,740,000	[b]	1,741,087
Motion Bondco, Sr. Scd. Notes	EUR	4.50	11/15/2027	2,000,000	[b]	2,180,550
NCL, Gtd. Notes		5.88	3/15/2026	1,865,000	[b]	1,820,706
Royal Caribbean Cruises, Sr. Unscd. Notes		5.50	4/1/2028	925,000	[b]	901,671
TUI Cruises GmbH, Sr. Unscd. Notes	EUR	6.50	5/15/2026	1,415,000		1,555,807
TUI Cruises GmbH, Sr. Unscd. Notes	EUR	6.50	5/15/2026	500,000	[b]	549,755
					15,189,757
Industrial - .2%
Husky III Holding, Sr. Unscd. Notes		13.00	2/15/2025	1,585,000	[b,c,f]	1,663,901
Internet Software & Services - .4%
Endure Digital, Sr. Unscd. Notes		6.00	2/15/2029	1,270,000	[b]	1,165,225
Northwest Fiber, Sr. Scd. Notes		4.75	4/30/2027	433,000	[b]	421,341
Northwest Fiber, Sr. Unscd. Notes		6.00	2/15/2028	1,440,000	[b]	1,371,758
					2,958,324
Materials - .6%
LABL, Sr. Unscd. Notes		8.25	11/1/2029	2,143,000	[b]	2,050,583
Mauser Packaging Solutions Holding, Sr. Unscd. Notes		7.25	4/15/2025	2,876,000	[b]	2,827,396
					4,877,979
Retailing - .6%
BCPE Ulysses Intermediate, Sr. Unscd. Notes		7.75	4/1/2027	1,975,000	[b,c]	1,913,123
Park River Holdings, Gtd. Notes		5.63	2/1/2029	1,400,000	[b]	1,330,182
Staples, Sr. Unscd. Notes		10.75	4/15/2027	1,500,000	[b,f]	1,368,630
					4,611,935
Technology Hardware & Equipment - .2%
Banff Merger Sub, Sr. Unscd. Notes	EUR	8.38	9/1/2026	1,100,000	[b]	1,295,241
Telecommunication Services - .8%
Altice France, Sr. Scd. Notes		5.50	10/15/2029	1,321,000	[b]	1,277,341
CommScope, Sr. Scd. Notes		4.75	9/1/2029	3,000,000	[b]	2,907,435

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 8.9% (continued)
Telecommunication Services - .8% (continued)
Connect Finco, Sr. Scd. Notes		6.75	10/1/2026	2,189,000	[b]	2,285,163
					6,469,939
Total Bonds and Notes (cost $70,793,783)				69,114,590

Floating Rate Loan Interests - 89.5%
Advertising - 3.0%
ABG Intermediate Holdings 2, 2021 Refinancing Term Loan, 1 Month LIBOR +3.25%		4.00	12/4/2024	2,654,258	[d]	2,648,565
ABG Intermediate Holdings 2, First Lien Incremental Amendment No. 5 Term Loan, 1 Month LIBOR +5.25%		6.25	9/29/2024	937,530	[d]	937,530
Advantage Sales & Marketing, Term Loan B-1, 3 Month LIBOR +4.50%		5.25	10/28/2027	2,870,950	[d]	2,879,937
Clear Channel Outdoor Holdings, Term Loan B, 3 Month LIBOR +3.50%		3.59	8/21/2026	4,479,114	[d]	4,389,845
Dotdash Meredith, Term Loan, 1 Month LIBOR +4.00%		4.50	11/23/2028	3,076,753	[d]	3,059,447
Polyconcept North America, First Lien Closing Date Term Loan, 6 Month LIBOR +4.50%		5.50	8/16/2023	3,017,014	[d]	3,011,840
Red Ventures, First Lien Term Loan B-3, 3 Month LIBOR +3.50%		4.25	11/8/2024	1,964,802	[d]	1,965,725
Summer BC Holdco B, USD Additional Facility Term Loan B-2, 3 Month LIBOR +4.50%		5.25	12/25/2026	2,247,839	[d]	2,246,085
Terrier Media Buyer, 2021 Refinancing Term Loan B, 1 Month LIBOR +3.50%		3.60	12/17/2026	2,449,021	[d]	2,423,919
					23,562,893
Airlines - 1.1%
AAdvantage Loyalty, Initial Term Loan, 3 Month LIBOR +4.75%		5.50	4/20/2028	5,660,455	[d]	5,826,731
Mileage Plus Holdings, Initial Term Loan, 1 Month LIBOR +5.25%		6.25	6/20/2027	2,800,000	[d]	2,934,316
					8,761,047
Automobiles & Components - 1.2%
AL-KO Vehicle Technology Group GmbH, Term Loan, 3 Month EURIBOR +4.00%	EUR	4.00	10/4/2028	1,356,415	[d]	1,537,595
Clarios Global, First Lien Amendment No. 1 Dollar Term Loan, 3 Month LIBOR +3.25%		3.35	4/30/2026	2,609,649	[d]	2,581,373

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 89.5% (continued)
Automobiles & Components - 1.2% (continued)
Clarios Global, First Lien Amendment No. 1 Euro Term Loan, 1 Month EURIBOR +3.25%	EUR	3.25	4/30/2026	2,000,000	[d]	2,258,628
Dexko Global, Term Loan, 3 Month EURIBOR +4.00%	EUR	4.00	10/4/2028	143,585	[d]	162,763
Truck Hero, Initial Term Loan, 1 Month LIBOR +3.25%		4.50	2/24/2028	2,946,354	[d]	2,928,205
					9,468,564
Building Materials - 1.8%
Cornerstone Building, New Term Loan B, 1 Month LIBOR +3.25%		3.75	4/12/2028	5,224,769	[d]	5,218,238
CP Atlas Buyer, Term Loan B, 2-3 Month LIBOR +3.75%		4.25	11/23/2027	4,295,885	[d]	4,260,723
Tamko Building Products, Initial Term Loan, 2-3 Month LIBOR +3.00%		3.10	5/31/2026	1,989,535	[d]	1,983,725
Watlow Electric Manufacturing, Term Loan B, 3 Month LIBOR +4.00%		4.50	3/2/2028	2,915,917	[d]	2,907,272
					14,369,958
Chemicals - 3.9%
Arc Falcon I, Term Loan, 1 Month LIBOR +3.75%		4.25	9/30/2028	2,888,801	[d]	2,876,769
Arc Falcon I, Term Loan, 1 Month LIBOR +5.00%		5.00	9/30/2028	421,723	[d]	419,966
Aruba Investments Holdings, First Lien Initial Dollar Term Loan, 3 Month LIBOR +4.00%		4.75	11/24/2027	2,211,268	[d]	2,214,032
Flexsys, Term Loan B, 1 Month LIBOR +5.25%		6.00	8/12/2028	2,970,000	[d]	2,977,425
INEOS US Finance, Term Loan, 1 Month LIBOR +2.50%		3.00	11/9/2028	2,846,300	[d]	2,835,185
LSF11 Skyscraper Holdco, USD Facility Term Loan B-3, 3 Month LIBOR +3.50%		4.25	9/30/2027	4,033,589	[d]	4,030,242
Natgasoline, Initial Term Loan, 1 Month LIBOR +3.50%		3.66	11/14/2025	3,457,656	[d]	3,436,046
Olympus Water US Holding, Term Loan, 1 Month LIBOR +3.75%		4.25	11/9/2028	2,161,383	[d]	2,147,064
Polar US Borrower, Initial Term Loan, 3 Month LIBOR +4.75% and 3 Month PRIME +3.75%		4.87	10/16/2025	4,111,047	[d]	4,112,773
Sparta US HoldCo, First Lien Initial Term Loan, 3 Month LIBOR +3.50%		4.25	8/2/2028	3,048,226	[d]	3,051,076
Venator Finance, Initial Term Loan, 1 Month LIBOR +3.00%		3.15	8/8/2024	2,566,632	[d]	2,550,193
					30,650,771

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 89.5% (continued)
Commercial & Professional Services - 7.6%
Adtalem Global Education, Term Loan B, 1 Month LIBOR +4.50%	5.25	8/12/2028	2,302,000	[d]	2,302,000
Albion Acquisitions, Term Loan, 1 Month LIBOR +5.75%	5.75	7/31/2026	1,818,182	[d]	1,800,000
Amentum Government Services, First Lien Initial Term Loan, 1 Month LIBOR +3.50%	4.10	1/31/2027	2,156,158	[d]	2,139,987
Amentum Government Services, First Lien Tranche 2 Term Loan, 3 Month LIBOR +4.75%	5.50	1/31/2027	628,260	[d]	628,731
APX Group, Initial Term Loan, 1 Month LIBOR +3.50%	4.00	7/9/2028	3,306,014	[d]	3,300,592
AVSC Holding, Term Loan B-1, 3 Month LIBOR +3.50%	4.25	3/1/2025	2,745,288	[d]	2,503,359
Cast & Crew Payroll, First Lien Initial Term Loan, 1 Month LIBOR +3.75%	3.84	2/7/2026	2,262,350	[d]	2,257,587
Creative Artists Agency, Incremental Term Loan, 1 Month LIBOR +3.75%	3.84	11/26/2026	3,455,730	[d]	3,423,332
EAB Global, Term Loan, 3 Month LIBOR +3.50%	4.00	8/16/2028	3,020,785	[d]	2,997,374
Electro Rent, First Lien Initial Term Loan, 3 Month LIBOR +5.00%	6.00	1/31/2024	2,418,499	[d]	2,424,932
Employbridge, Term Loan B, 3 Month LIBOR +4.75%	5.50	7/19/2028	2,753,603	[d]	2,724,346
Ensemble RCM, Closing Date Term Loan, 3 Month LIBOR +3.75%	3.89	8/1/2026	2,963,711	[d]	2,960,273
National Intergovernment, First Lien Initial Term Loan, 3 Month LIBOR +3.50%	3.88	5/23/2025	3,115,399	[d]	3,098,841
New Constellis Borrower, Second Lien Exit Term Loan B, 1 Month LIBOR +11.00%	11.09	3/27/2025	753,759	[c,d]	558,724
PECF USS Intermediate Holding III, Initial Term Loan, 3 Month LIBOR +4.25%	4.75	11/19/2028	2,559,732	[d]	2,553,345
Pre-Paid Legal Services, First Lien Initial Term Loan, 1 Month LIBOR +3.25%	3.39	5/1/2025	2,800,767	[d]	2,794,928
RLG Holdings, First Lien Closing Date Initial Term Loan, 3 Month LIBOR +4.25%	5.00	7/8/2028	2,291,850	[d]	2,285,409
RLG Holdings, First Lien Delayed Draw Term Loan, 3 Month LIBOR +3.19%	5.00	7/8/2028	540,099	[d]	538,581
Team Health Holdings, Initial Term Loan, 1 Month LIBOR +2.75%	3.75	2/6/2024	3,161,333	[d]	3,011,169

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 89.5% (continued)
Commercial & Professional Services - 7.6% (continued)
The Hertz, Initial Term Loan B, 1 Month LIBOR +3.50%		4.00	6/30/2028	1,956,151	[d]	1,955,085
The Hertz, Initial Term Loan C, 1 Month LIBOR +3.50%		4.00	6/30/2028	369,583	[d]	369,382
Trans Union, Term Loan, 1 Month LIBOR +2.25%		2.75	11/18/2028	2,050,678	[d]	2,041,070
Trans Union, Term Loan, 1 Month LIBOR +5.00%		5.09	11/17/2029	353,433	[d]	353,433
Verscend Holding, New Term Loan B, 1 Month LIBOR +4.00%		4.10	8/27/2025	4,837,689	[d]	4,837,084
WP/AP Holdings, Term Loan, 3 Month EURIBOR +4.00%	EUR	4.00	11/18/2028	2,000,000	[d]	2,265,682
WW International, Initial Term Loan, 1 Month LIBOR +3.50%		4.00	4/13/2028	2,675,809	[d]	2,648,047
					58,773,293
Consumer Discretionary - 6.3%
Allen Media, Term Loan B, 3 Month LIBOR +5.50%		5.60	2/10/2027	2,885,295	[d]	2,864,564
Allen Media, Term Loan, 3 Month LIBOR +5.50%		5.60	2/10/2027	687,878	[d]	682,936
Allen Media, Term Loan, 3 Month LIBOR +5.50%		5.60	2/10/2027	756,641	[d]	751,205
AP Gaming I, First Lien Incremental Term Loan B, 3 Month LIBOR +3.50%		4.50	2/15/2024	3,767,365	[d]	3,750,204
AP Gaming I, Term Loan B-1, 3 Month LIBOR +13.00%		14.00	2/15/2024	578,309	[d]	595,658
Aristocrat International, Initial Term Loan, 3 Month LIBOR +3.75%		4.75	10/19/2024	2,479,724	[d]	2,481,013
Caesars Resort Collection, Term Loan B-1, 1 Month LIBOR +3.50%		3.59	7/20/2025	6,244,825	[d]	6,245,137
Carnival, 2021 Advance Incremental Term Loan B, 3 Month LIBOR +3.25%		4.00	10/8/2028	3,032,366	[d]	2,990,671
Carnival, New Term Loan B, 3 Month LIBOR +3.00%		3.75	6/30/2025	1,526,104	[d]	1,508,172
Carnival, Senior Secured Term Loan B, 3 Month EURIBOR +3.75%	EUR	7.50	6/30/2025	1,492,443	[d]	1,685,920
Crown Finance US, Initial Term Loan B-1, 3 Month LIBOR +6.00%		7.00	5/23/2024	1,077,841	[c,d]	1,288,020
Dealer Tire, Term Loan B-1, 1 Month LIBOR +4.25%		4.35	12/12/2025	3,262,702	[d]	3,249,097
Great Canadian Gaming, Term Loan B, 3 Month LIBOR +4.00%		4.75	11/1/2026	2,768,292	[d]	2,767,129
Piolin BidCo, Facility Term Loan B-1, 3 Month EURIBOR +3.75%	EUR	3.75	9/17/2026	2,000,000	[d]	2,183,993

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 89.5% (continued)
Consumer Discretionary - 6.3% (continued)
Tecta America, First Lien Initial Term Loan, 1 Month LIBOR +4.25%		5.00	4/9/2028	3,566,913	[d]	3,566,931
Travel Leaders Group, 2018 Refinancing Term Loan, 1 Month LIBOR +4.00%		4.16	1/25/2024	1,883,659	[d]	1,765,930
UFC Holdings, Term Loan B-3, 6 Month LIBOR +2.75%		3.50	4/29/2026	3,327,125	[d]	3,283,457
Varsity Brands Holding, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		4.50	12/15/2024	3,380,805	[d]	3,328,690
William Morris Endeavor, New Term Loan B-1, 1-3 Month LIBOR +2.75%		2.91	5/18/2025	4,126,950	[d]	4,052,149
					49,040,876
Consumer Staples - .4%
Kronos Acquisition Holdings, Tranche Term Loan B-1, 1 Month LIBOR +3.75%		4.25	12/22/2026	3,067,469	[d]	2,973,206
Diversified Financials - 1.9%
Apex Group Treasury, EUR Term Loan, 2 Month EURIBOR +4.00%	EUR	4.00	7/27/2028	1,500,000	[d]	1,702,562
Apex Group Treasury, Term Loan, 1 Month LIBOR +3.75%		4.25	7/27/2028	3,000,000	[d]	2,992,500
Paysafe Holdings US, Term Loan Facility B-2, 3 Month EURIBOR +3.00%	EUR	3.00	6/24/2028	1,000,000	[d]	1,094,883
Russell Investments US, New 2025 Term Loan, 3 Month LIBOR +3.50%		4.50	5/30/2025	3,110,000	[d]	3,110,000
Tegra118 Wealth Solutions, Initial Term Loan, 3 Month LIBOR +4.00%		4.10	2/18/2027	2,785,672	[d]	2,785,240
VFH Parent, Initial Term Loan, 1 Month LIBOR +3.00%		3.10	3/1/2026	2,943,880	[d]	2,940,391
					14,625,576
Electronic Components - .3%
1A Smart Start, Initial Term Loan, 3 Month LIBOR +4.75%		5.75	8/19/2027	2,040,463	[d]	2,044,299
Energy - 3.4%
BCP Renaissance Parent, Initial Term Loan, 3 Month LIBOR +3.50%		4.50	11/1/2024	2,202,193	[d]	2,182,935
Brazos Delaware II, Initial Term Loan, 1 Month LIBOR +4.00%		4.17	5/29/2025	4,479,104	[d]	4,381,123
CQP Holdco, Term Loan, 1 Month LIBOR +3.75%		4.25	6/4/2028	3,000,000	[d]	2,991,795

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 89.5% (continued)
Energy - 3.4% (continued)
FLNG Liquefaction 2, Initial Term Loan B, 3 Month LIBOR +3.50%		4.00	11/17/2028	2,703,025	[d]	2,682,334
GIP III Stetson I, Initial Term Loan, 1 Month LIBOR +4.25%		4.38	7/18/2025	1,714,218	[d]	1,659,578
Lucid Energy Group II Borrower, First Lien Term Loan, 3 Month LIBOR +4.25%		5.00	11/22/2028	2,796,075	[d]	2,757,629
Oryx Midstream Services, Term Loan, 1 Month LIBOR +3.25%		3.75	9/30/2028	3,060,000	[d]	3,035,948
Traverse Midstream Partners, Advance Term Loan, 3 Month SOFR +4.25%		5.25	9/27/2024	4,254,674	[d]	4,232,529
WaterBridge Midstream Operating, Initial Term Loan, 3 Month LIBOR +5.75%		6.75	6/21/2026	2,495,213	[d]	2,435,952
					26,359,823
Environmental Control - 1.7%
Filtration Group, Initial Euro Term Loan, 3 Month EURIBOR +3.50%	EUR	3.50	3/29/2025	1,966,786	[d]	2,224,265
MIP V Waste, Term Loan, 1 Month LIBOR +3.25%		3.75	10/28/2028	1,079,968	[d]	1,079,298
Northstar Group Services, Term Loan B, 1 Month LIBOR +5.50%		6.50	11/12/2026	2,245,228	[d]	2,253,647
Packers Holdings, Initial Term Loan, 6 Month LIBOR +3.25%		4.00	3/9/2028	3,270,247	[d]	3,243,693
Waterlogic USA Holdings, Facility Term Loan B-2, 3 Month LIBOR +4.75%		5.25	8/12/2028	4,148,305	[d]	4,154,361
					12,955,264
Food Products - 1.5%
Atkins Nutritionals Holdings, Initial Term Loan, 1 Month LIBOR +3.75%		4.75	7/7/2024	1,380,231	[d]	1,384,758
Kouti, Term Loan, 3 Month EURIBOR +3.75%	EUR	3.75	7/15/2028	2,000,000	[d]	2,267,213
Primary Products Finance, Term Loan, 1 Month LIBOR +4.00%		4.50	10/25/2028	2,951,178	[d]	2,967,793
Shearer's Foods, First Lien Refinancing Term Loan, 3 Month LIBOR +3.50%		4.25	9/23/2027	3,045,023	[d]	3,029,159
Sovos Brands Intermediate, First Lien Initial Term Loan, 3 Month LIBOR +3.75%		5.00	6/8/2028	2,118,925	[d]	2,118,925
					11,767,848
Food Service - .4%
TKC Holdings, Term Loan, 1 Month LIBOR +5.50%		6.50	5/14/2028	2,943,721	[d]	2,938,202

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 89.5% (continued)
Forest Products & Paper - .5%
Spa Holdings 3, Term Loan, 3 Month EURIBOR +3.75%	EUR	3.75	2/4/2028	1,000,000	[d]	1,134,281
SPA US HoldCo, USD Facility Term Loan B, 3 Month LIBOR +4.00%		4.75	2/4/2028	2,511,826	[d]	2,511,826
					3,646,107
Health Care - 10.1%
Agiliti Health, Amendment No. 2 Term Loan, 1 Month LIBOR +2.75%		3.75	1/4/2026	221,666	[d]	220,835
Agiliti Health, Term Loan, 1 Month LIBOR +2.75%		3.13	1/4/2026	2,570,915	[d]	2,551,633
Air Methods, Initial Term Loan, 3 Month LIBOR +3.50%		4.50	4/21/2024	2,938,894	[d]	2,818,884
Albany Molecular Research, Term Loan, 2 Month LIBOR +3.75%		4.50	8/30/2026	3,008,628	[d]	3,007,454
Auris Luxembourg III, Facility Term Loan B-2, 1 Month LIBOR +3.75%		3.93	2/21/2026	3,925,730	[d]	3,869,318
CAB SELARL, Facility Term Loan B, 6 Month EURIBOR +3.50%	EUR	3.50	2/9/2028	1,500,000	[d]	1,693,325
Electron Bidco, Term Loan, 1 Month LIBOR +3.25%		3.75	11/1/2028	2,961,428	[d]	2,949,700
eResearchTechnology, First Lien Initial Term Loan, 1 Month LIBOR +4.50%		5.50	2/4/2027	2,986,618	[d]	2,992,830
Financiere Mendel, Term Loan, 6 Month EURIBOR +4.50%	EUR	4.50	4/12/2026	3,000,000	[d]	3,421,591
Gainwell Acquisition, Term Loan B, 3 Month LIBOR +4.00%		4.75	10/1/2027	4,126,357	[d]	4,128,956
Global Medical Response, 2017-2 New Term Loan, 6 Month LIBOR +4.25%		5.25	10/2/2025	3,275,250	[d]	3,258,874
LifePoint Health, First Lien Term Loan B, 1 Month LIBOR +3.75%		3.84	11/16/2025	2,292,842	[d]	2,276,953
MED ParentCo, First Lien Initial Term Loan, 1 Month LIBOR +4.25%		4.35	8/31/2026	3,596,893	[d]	3,588,189
Mozart Borrower, Term Loan, 1 Month LIBOR +3.25%		3.75	10/21/2028	2,170,185	[d]	2,165,237
One Call, First Lien Term Loan B, 3 Month LIBOR +5.50%		6.25	4/22/2027	5,376,525	[d]	5,394,671
Organon & Co., Senior Secured Dollar Term Loan, 3 Month LIBOR +3.00%		3.50	6/2/2028	3,329,637	[d]	3,325,059
Ortho-Clinical Diagnostics, 2020 Incremental Euro Term Loan, 3 Month EURIBOR +3.50%	EUR	3.50	6/30/2025	2,174,522	[d]	2,469,825

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 89.5% (continued)
Health Care - 10.1% (continued)
Ortho-Clinical Diagnostics, Refinancing Term Loan, 1 Month LIBOR +3.00%		3.42	6/30/2025	309,725	[d]	308,409
Pathway Vet Alliance, 2021 Replacement Term Loan, 1 Month LIBOR +3.75%		3.85	3/31/2027	3,030,278	[d]	3,015,945
PetVet Care Centers, 2021 First Lien New Term Loan, 1 Month LIBOR +3.50%		4.25	2/15/2025	1,259,952	[d]	1,259,367
PetVet Care Centers, First Lien Initial Term Loan, 1 Month LIBOR +2.75%		2.91	2/14/2025	2,117,003	[d]	2,090,350
PetVet Care Centers, Second Lien Initial Term Loan, 1 Month LIBOR +6.25%		6.41	2/15/2026	1,488,652	[d]	1,492,746
Phoenix Newco, Term Loan, 1 Month LIBOR +3.50%		4.00	8/11/2028	3,873,057	[d]	3,862,774
Pluto Acquisition I, 2021 First Lien Term Loan, 3 Month LIBOR +4.00%		4.09	6/20/2026	1,998,621	[d]	1,988,628
Resonetics, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		4.75	4/28/2028	3,280,050	[d]	3,275,949
Surgery Center Holdings, 2021 New Term Loan, 1 Month LIBOR +3.75%		4.50	8/31/2026	3,817,443	[d]	3,808,167
Upstream Newco, August 2021 Incremental Term Loan, 1 Month LIBOR +4.25%		4.35	11/20/2026	2,656,444	[d]	2,651,888
WCG Purchaser, First Lien Initial Term Loan, 1 Month LIBOR +4.00%		5.00	1/8/2027	4,367,841	[d]	4,377,406
					78,264,963
Industrial - 3.5%
Brand Industrial Services, Initial Term Loan, 3 Month LIBOR +4.25%		5.25	6/21/2024	4,085,387	[d]	4,035,913
CIRCOR International, New Term Loan, 1 Month LIBOR +3.25%		4.25	12/11/2024	1,603,378	[d]	1,592,355
KP Germany Erste GmbH, Term Loan, 3 Month EURIBOR +4.75%	EUR	4.75	2/9/2026	1,000,000	[d]	1,093,278
Osmose Utilities Services, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		3.75	6/22/2028	2,637,363	[d]	2,618,901
Platin2025, Term Loan, 3 Month EURIBOR +4.00%	EUR	4.00	11/19/2028	1,500,000	[d]	1,702,392
Pro Mach Group, Delayed Draw Term Loan, 3 Month LIBOR +4.00%		5.00	8/31/2028	250,086	[d]	250,418

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 89.5% (continued)
Industrial - 3.5% (continued)
Pro Mach Group, Initial Term Loan, 1 Month LIBOR +4.00%		5.00	8/31/2028	1,988,181	[d]	1,990,826
Qualtek USA, Tranche Term Loan B, 3 Month LIBOR +6.25%		7.25	7/18/2025	2,397,883	[d]	2,363,917
Refficiency Holdings, Term Loan, 1 Month LIBOR +3.75%		4.50	12/31/2027	1,321,873	[d]	1,322,970
Refficiency Holdings, Term Loan, 1 Month LIBOR +3.75%		4.50	12/31/2027	256,127	[d]	256,340
Titan Acquisition, Initial Term Loan, 6 Month LIBOR +3.00%		3.13	3/28/2025	1,979,679	[d]	1,935,750
TK Elevator Midco GmbH, Term Loan, 3 Month EURIBOR +3.63%	EUR	3.63	7/31/2027	2,000,000	[d]	2,256,213
USIC Holdings, 2021 Term Loan, 1 Month LIBOR +3.50%		4.25	5/14/2028	2,747,240	[d]	2,738,229
VAC Germany Holding GmbH, Term Loan B, 3 Month LIBOR +4.00%		5.00	3/8/2025	2,991,500	[d]	2,927,931
					27,085,433
Information Technology - 12.1%
Ascend Learning, Incremental Term Loan, 1 Month LIBOR +3.75%		4.75	7/12/2024	1,836,491	[d]	1,839,071
Ascend Learning, Term Loan B, 1 Month LIBOR +3.50%		4.00	11/18/2028	2,553,542	[d]	2,542,370
Athenahealth, Additional Term Loan B-1, 3 Month LIBOR +4.25%		4.35	2/11/2026	2,495,865	[d]	2,496,801
Boxer Parent, 2021 Replacement Dollar Term Loan, 3 Month LIBOR +3.75%		3.84	10/2/2025	4,660,277	[d]	4,618,777
Cornerstone Ondemand, Term Loan, 1 Month LIBOR +3.75%		4.25	10/15/2028	4,494,795	[d]	4,478,883
CT Technologies, 2021 Reprice Term Loan, 1 Month LIBOR +4.25%		5.00	12/16/2025	2,981,129	[d]	2,980,756
DCert Buyer, First Lien Initial Term Loan, 1 Month LIBOR +4.00%		4.12	10/16/2026	4,885,327	[d]	4,873,431
DCert Buyer, Second Lien Initial Term Loan, 1 Month LIBOR +7.00%		7.09	2/16/2029	1,000,000	[d]	1,010,805
Dun & Bradstreet, Term Loan B, 1 Month LIBOR +3.25%		3.34	2/8/2026	4,357,221	[d]	4,319,095
ECL Entertainment, Term Loan B, 1 Month LIBOR +7.50%		8.25	4/30/2028	1,775,550	[d]	1,814,026
EP Purchaser, Closing Date Term Loan, 3 Month LIBOR +3.50%		4.00	11/4/2028	3,840,000	[d]	3,824,409
Finastra USA, First Lien Dollar Term Loan, 3 Month LIBOR +3.50%		4.50	6/13/2024	7,871,687	[d]	7,813,476
GI Consilio Parent, First Lien Initial Term Loan, 1 Month LIBOR +4.00%		4.50	5/17/2028	3,454,837	[d]	3,422,448

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 89.5% (continued)
Information Technology - 12.1% (continued)
Greeneden US Holdings II, Dollar Term Loan B-4, 1 Month LIBOR +4.00%	4.75	12/1/2027	5,295,519	[d]	5,294,407
Hyland Software, 2018 Refinancing Term Loan, 1 Month LIBOR +3.50%	4.25	7/1/2024	4,963,045	[d]	4,960,216
Ivanti Software, First Amendment Term Loan, 3 Month LIBOR +4.00%	4.75	12/1/2027	1,000,013	[d]	992,763
Ivanti Software, First Lien Initial Term Loan, 3 Month LIBOR +4.75%	5.75	12/1/2027	3,715,521	[d]	3,695,012
MedAssets Software Intermediate Holdings, Term Loan, 6 Month LIBOR +4.00%	4.50	11/19/2028	3,818,671	[d]	3,799,578
Mitchell International, Second Lien Initial Term Loan, 1 Month LIBOR +6.50%	7.00	10/15/2029	784,615	[d]	792,265
Mitchell International, Term Loan, 1 Month LIBOR +3.75%	4.25	10/15/2028	3,138,564	[d]	3,102,377
Quest Software US Holdings, First Lien Initial Term Loan, 3 Month LIBOR +4.25%	4.41	5/18/2025	3,905,497	[d]	3,906,043
RealPage, First Lien Initial Term Loan, 1 Month LIBOR +3.25%	3.75	4/22/2028	4,296,201	[d]	4,262,368
SCS Holdings I, New Tranche Term Loan B, 1 Month LIBOR +3.50%	3.60	7/1/2026	1,906,796	[d]	1,907,387
Solera, First Lien Dollar Term Loan, 3 Month LIBOR +4.00%	4.50	6/4/2028	3,118,451	[d]	3,110,655
Thoughtworks, Initial Term Loan, 1 Month LIBOR +3.00%	3.75	3/26/2028	2,730,365	[d]	2,721,272
TIBCO Software, Term Loan B-3, 1 Month LIBOR +3.75%	3.85	7/3/2026	3,569,743	[d]	3,534,688
UKG, 2021 Incremental Term Loan, 3 Month LIBOR +3.25%	4.00	5/3/2026	1,230,292	[d]	1,225,770
UKG, First Lien Initial Term Loan, 1 Month LIBOR +3.75%	3.89	5/3/2026	4,453,701	[d]	4,439,449
UKG, Second Lien Initial Term Loan, 3 Month LIBOR +6.75%	7.50	5/3/2027	174,107	[d]	176,138
				93,954,736
Insurance - 3.8%
Alliant Holdings Intermediate, 2021-2 New Term Loan, 1 Month LIBOR +3.50%	4.00	11/6/2027	3,883,353	[d]	3,869,140
Asurion, New Term Loan B-4, 1 Month LIBOR +5.25%	5.34	1/15/2029	3,004,663	[d]	2,979,785
Asurion, New Term Loan B-8, 1 Month LIBOR +3.25%	3.34	12/23/2026	4,327,410	[d]	4,267,908

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 89.5% (continued)
Insurance - 3.8% (continued)
Asurion, Second Lien Term Loan B-3, 1 Month LIBOR +5.25%	5.35	2/3/2028	5,717,585	[d]	5,676,133
HUB International, Incremental Term Loan B-3, 3 Month LIBOR +3.25%	4.00	4/25/2025	3,554,749	[d]	3,544,974
Mayfield Agency Borrower, First Lien Term Loan B, 1 Month LIBOR +4.50%	4.63	2/28/2025	4,146,859	[d]	4,141,676
Sedgwick Claims Management Services, 2019 New Term Loan, 1 Month LIBOR +3.75%	3.84	9/3/2026	1,762,303	[d]	1,753,968
Sedgwick Claims Management Services, 2020 Term Loan, 1 Month LIBOR +4.25%	5.25	9/3/2026	126,201	[d]	126,359
Sedgwick CMS, Term Loan, 1 Month LIBOR +3.25%	3.38	12/31/2025	3,158,254	[d]	3,101,011
				29,460,954
Internet Software & Services - 3.0%
Eagle Broadband Investments, Initial Term Loan, 3 Month LIBOR +3.00%	3.75	11/12/2027	2,517,566	[d]	2,512,858
Endure Digital, Initial Term Loan, 6 Month LIBOR +3.50%	4.25	2/10/2028	5,306,700	[d]	5,210,516
ION Trading Finance, Initial Dollar Term Loan, 3 Month LIBOR +4.75%	4.85	4/1/2028	2,852,850	[d]	2,851,966
Proofpoint, Initial Term Loan, 3 Month LIBOR +3.25%	3.75	8/31/2028	2,166,268	[d]	2,148,515
PUG, USD Term Loan B, 1 Month LIBOR +3.50%	3.59	2/13/2027	3,528,327	[d]	3,475,402
Trader, Senior Secured First Lien Term Loan, 1 Month LIBOR +3.00%	4.00	9/28/2023	3,179,841	[d]	3,171,892
WeddingWire, First Lien Initial Term Loan, 3 Month LIBOR +4.50%	4.63	12/21/2025	3,708,467	[d]	3,716,199
				23,087,348
Materials - 4.2%
Ball Metalpack Finco, First Lien Initial Term Loan, 3 Month LIBOR +4.50%	4.63	7/31/2025	1,980,008	[d]	1,974,444
Berlin Packaging, Tranche Term Loan B-5, 1-3 Month LIBOR +3.75%	4.25	3/11/2028	1,797,659	[d]	1,789,345
Charter Nex US, 2021 Refinancing Term Loan, 1 Month LIBOR +3.75%	4.50	12/1/2027	2,202,043	[d]	2,206,788

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 89.5% (continued)
Materials - 4.2% (continued)
Grinding Media, Term Loan, 1 Month LIBOR +4.00%	4.75	9/22/2028	4,156,204	[d]	4,148,411
LABL, Term Loan, 1 Month LIBOR +5.00%	5.50	10/29/2028	4,350,000	[d]	4,335,971
MAR Bidco, USD Facility Term Loan B, 3 Month LIBOR +4.25%	4.75	6/28/2028	3,135,479	[d]	3,129,600
Mauser Packaging Solutions, Initial Term Loan, 1 Month LIBOR +3.25%	3.43	4/3/2024	2,488,342	[d]	2,442,930
Proampac PG Borrower, 2020-1 Term Loan, 1-3 Month LIBOR +3.75%	4.50	11/3/2025	5,027,232	[d]	5,014,664
Tecostar Holdings, 2017 First Lien Term Loan, 3 Month LIBOR +3.50%	4.25	5/1/2024	3,509,212	[d]	3,354,877
Tosca Services, 2021 Refinancing Term Loan, 1 Month LIBOR +3.50%	4.25	8/18/2027	2,697,278	[d]	2,702,349
Valcour Packaging, Second Lien Initial Term Loan, 1 Month LIBOR +7.00%	7.50	9/30/2029	1,720,000	[d]	1,728,600
				32,827,979
Media - 2.4%
Banijay Group US Holding, USD Facility Term Loan B, 1 Month LIBOR +3.75%	3.85	3/1/2025	4,034,020	[d]	4,015,121
DIRECTV Financing, Closing Date Term Loan, 3 Month LIBOR +5.00%	5.75	8/2/2027	5,559,830	[d]	5,557,301
Meredith, Tranche Term Loan B-3, 3 Month LIBOR +4.25%	5.25	1/31/2025	2,242,922	[d]	2,289,788
Radiate Holdco, Term Loan, 1 Month LIBOR +3.25%	4.00	9/25/2026	5,865,670	[d]	5,824,434
WideOpenWest Finance, Refinancing Term Loan B, 1 Month LIBOR +3.25%	4.25	8/19/2023	853,147	[d]	852,989
				18,539,633
Metals & Mining - .2%
American Rock Salt, First Lien Initial Term Loan, 3 Month LIBOR +4.00%	4.75	6/11/2028	1,655,872	[d]	1,653,803
Retailing - 5.5%
Academy, Refinancing Term Loan, 1 Month LIBOR +3.75%	4.50	11/6/2027	2,154,586	[d]	2,157,958
Great Outdoors Group, Term Loan B-2, 3 Month LIBOR +3.75%	4.50	3/5/2028	7,115,978	[d]	7,124,873

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 89.5% (continued)
Retailing - 5.5% (continued)
IRB Holding, Fourth Amendment Incremental Term Loan, 3 Month LIBOR +3.25%		4.25	12/15/2027	2,577,518	[d]	2,571,074
LBM Acquisition, Amendment No. 1 Term Loan, 3 Month LIBOR +3.75%		4.50	12/18/2027	787,595	[d]	776,694
LBM Acquisition, Delayed Draw Term Loan, 1 Month LIBOR +3.75%		4.50	12/18/2027	394,787	[d]	389,323
LBM Acquisition, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		4.50	12/18/2027	2,990,266	[d]	2,948,881
LS Group OpCo Acquistion, Initial Term Loan, 3 Month LIBOR +3.25%		4.00	11/2/2027	1,944,512	[d]	1,943,696
Park River Holdings, Initial Term Loan, 3 Month LIBOR +3.25%		4.00	12/28/2027	3,864,357	[d]	3,836,572
Petco Health & Wellness, First Lien Initial Term Loan, 3 Month LIBOR +3.25%		4.00	3/4/2028	3,422,800	[d]	3,409,246
PetSmart, Initial Term Loan, 3 Month LIBOR +3.75%		4.50	2/12/2028	2,404,374	[d]	2,397,461
SRS Distribution, 2021 Refinancing Term Loan, 6 Month LIBOR +3.75%		4.25	6/2/2028	2,873,059	[d]	2,867,069
Staples, 2019 Refinancing New Term Loan B-1, 3 Month LIBOR +5.00%		5.12	4/12/2026	4,152,015	[d]	3,992,640
White Cap Buyer, Initial Closing Date Term Loan, 1 Month LIBOR +4.00%		4.50	10/19/2027	2,880,456	[d]	2,875,574
Winterfell Financing, Term Loan, 3 Month EURIBOR +3.50%	EUR	3.50	5/4/2028	2,000,000	[d]	2,255,793
Woof Holdings, First Lien Initial Term Loan, 3 Month LIBOR +3.75%		4.50	12/21/2027	3,053,881	[d]	3,046,246
					42,593,100
Semiconductors & Semiconductor Equipment - .9%
Bright Bidco, 2018 Refinancing Term Loan B, 3 Month LIBOR +3.50%		4.50	6/30/2024	1,840,403	[d]	1,423,782
Natel Engineering, Initial Term Loan, 1-6 Month LIBOR +6.25%		6.25	4/30/2026	3,007,625	[d]	2,948,420
Ultra Clean Holdings, Second Amendment Term Loan B, 1 Month LIBOR +3.75%		3.85	8/27/2025	2,509,397	[d]	2,514,629
					6,886,831

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 89.5% (continued)
Technology Hardware & Equipment - 3.5%
Access CIG, First Lien Term Loan B, 1 Month LIBOR +3.75%	3.92	2/27/2025	1,892,361	[d]	1,880,695
Atlas CC Acquisition, First Lien Term Loan B, 3 Month LIBOR +4.25%	5.00	5/25/2028	3,980,602	[d]	3,990,832
Atlas CC Acquisition, First Lien Term Loan C, 3 Month LIBOR +4.25%	5.00	5/25/2028	809,614	[d]	811,695
Marnix SAS, Term Loan, 3 Month LIBOR +4.00%	4.50	8/2/2028	1,596,849	[d]	1,594,853
McAfee, USD Term Loan B, 1 Month LIBOR +3.75%	3.89	9/29/2024	4,355,088	[d]	4,354,783
Peraton, First Lien Term Loan B, 3 Month LIBOR +3.75%	4.50	2/1/2028	3,511,320	[d]	3,507,563
Sitel Worldwide, Initial Dollar Term Loan, 1 Month LIBOR +3.75%	4.25	8/27/2028	1,991,979	[d]	1,987,746
Surf Holdings, Senior Secured First Lien Dollar Tranche Term Loan, 3 Month LIBOR +3.50%	3.60	3/5/2027	4,409,936	[d]	4,372,385
Tempo Acquisition, Extending Term Loan, 1 Month LIBOR +3.25%	3.75	10/31/2026	3,301,570	[d]	3,306,737
VeriFone Systems, First Lien Initial Term Loan, 3 Month LIBOR +4.00%	4.15	8/20/2025	1,542,130	[d]	1,507,710
				27,314,999
Telecommunication Services - 3.1%
Altice France, USD TLB-13 Incremental Term Loan, 3 Month LIBOR +4.00%	4.16	8/14/2026	6,772,175	[d]	6,731,542
CCI Buyer, First Lien Initial Term Loan, 3 Month LIBOR +3.75%	4.75	12/17/2027	4,892,903	[d]	4,889,234
Cincinnati Bell, Term Loan, 1 Month LIBOR +3.35%	3.75	11/17/2028	1,566,653	[d]	1,562,737
Connect Finco, Amendment No. 1 Refinancing Term Loan, 1 Month LIBOR +3.50%	4.50	12/12/2026	2,357,727	[d]	2,354,780
Crown Subsea Communications, Initial Term Loan, 1 Month LIBOR +5.00%	5.75	4/27/2027	1,994,696	[d]	2,009,656
Cyxtera DC Holdings, First Lien Initial Term Loan, 6 Month LIBOR +3.00%	4.00	5/1/2024	1,912,523	[d]	1,905,351
West, Initial Term Loan B, 3 Month LIBOR +4.00%	5.00	10/10/2024	4,941,740	[d]	4,723,587
				24,176,887
Transportation - 1.1%
First Student Bidco, Initial Term Loan B, 3 Month LIBOR +3.00%	3.50	7/21/2028	1,788,347	[d]	1,773,816
First Student Bidco, Initial Term Loan C, 3 Month LIBOR +3.00%	3.50	7/21/2028	660,128	[d]	654,764

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 89.5% (continued)
Transportation - 1.1% (continued)
PODS, Term Loan, 1 Month LIBOR +3.00%	3.75	3/31/2028	2,492,173	[d]	2,479,974
Worldwide Express, First Lien Initial Term Loan, 6 Month LIBOR +4.25%	5.00	7/26/2028	3,647,655	[d]	3,651,887
				8,560,441
Utilities - 1.1%
Astoria Energy, Advance Term Loan B, 3 Month LIBOR +3.50%	4.50	12/10/2027	2,798,974	[d]	2,797,420
Eastern Power, Term Loan B, 3 Month LIBOR +3.75%	4.75	10/2/2025	1,406,436	[d]	1,193,361
EFS Cogen Holdings I, Advance Term Loan B, 3 Month LIBOR +3.50%	4.50	10/1/2027	3,033,065	[d]	3,014,639
Helix Gen Funding, Term Loan, 1 Month LIBOR +3.75%	4.75	6/3/2024	1,269,933	[d]	1,234,743
				8,240,163
Total Floating Rate Loan Interests (cost $693,992,709)			694,584,997
Description			Shares		Value ($)
Common Stocks - .1%
Information Technology - .1%
Skillsoft (cost $369,410)			34,850	[g]	409,139

Exchange-Traded Funds - .7%
Registered Investment Companies - .7%
Invesco Senior Loan ETF			130,604	[f]	2,847,167
SPDR Blackstone Senior Loan ETF			48,502		2,200,051
Total Exchange-Traded Funds (cost $5,007,647)			5,047,218
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 5.9%
Registered Investment Companies - 5.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $46,037,826)	0.06		46,037,826	[h]	46,037,826

Investment of Cash Collateral for Securities Loaned - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $3,873,637)	0.06		3,873,637	[h]	3,873,637
Total Investments (cost $820,075,012)			105.6%	819,067,407

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Liabilities, Less Cash and Receivables	(5.6%)	(43,333,503)
Net Assets	100.0%	775,733,904

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

PRIME—Prime Lending Rate

SOFR—Secured Overnight Financing Rate

SPDR—Standard & Poor's Depository Receipt

EUR—Euro

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2021, these securities were valued at $67,558,783 or 8.71% of net assets.

c Payment-in-kind security and interest may be paid in additional par.

d Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

e Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of November 30, 2021.

f Security, or portion thereof, on loan. At November 30, 2021, the value of the fund’s securities on loan was $3,708,944 and the value of the collateral was $3,873,638. In addition, the value of collateral may include pending sales that are also on loan.

g Non-income producing security.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Floating Rate Income Fund

November 30, 2021 (Unaudited)

The following is a summary of the inputs used as of November 30, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Collateralized Loan Obligations	-	22,937,125	-	22,937,125
Corporate Bonds	-	46,177,465	-	46,177,465
Equity Securities - Common Stocks	409,139	-	-	409,139
Exchange-Traded Funds	5,047,218	-	-	5,047,218
Floating Rate Loan Interests	-	694,584,997	-	694,584,997
Investment Companies	49,911,463	-	-	49,911,463
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	701	-	701
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(504,769)	-	(504,769)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Floating Rate Income Fund

November 30, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Citigroup
United States Dollar	40,455,740	Euro	36,045,000	1/26/2022	(504,769)
Credit Suisse International
United States Dollar	266,920	British Pound	200,000	1/26/2022	701
Gross Unrealized Appreciation					701
Gross Unrealized Depreciation					(504,769)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services

(each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2021 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.

The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At November 30, 2021, accumulated net unrealized depreciation on investments was $1,007,605, consisting of $4,689,221 gross unrealized appreciation and $5,696,826 gross unrealized depreciation.

At November 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.